Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Common Stock Warrants Activity

Private Company Common stock warrant activity, prior to the recapitalization, for the years ended December 31, 2014 and 2015 is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value
Outstanding and exercisable—December 31, 2013	3,588,870	0.013	9.70 years	—
Warrants cancelled in reorganization (see note 4)	(3,588,870)	0.013
Warrants issued in conjunction with Series D financing (see note 4)	152,821	0.013
Warrants issued in conjunction with Series D financing (see note 4)	24,526	0.013

Outstanding and exercisable—December 31, 2014	177,347	0.013	9.55 years	2,223
Warrants issued in conjunction with Series D financing (see note 4)	1,802	0.013

Outstanding and exercisable—December 31, 2015	179,149		8.66 years	892

Weighted Average Assumption of Fair Value of Equity Classified Warrants

The Private Company used the Black-Scholes option pricing model to calculate the fair value of its equity-classified warrants issued in 2014 and February 2015. Key assumptions used to apply this model upon issuance were as follows:

	2014	2015
Dividend yield	—	—
Expected volatility	70.0%	80.0%
Risk-free rate of return	2.64%	2.00%
Expected term (years)	10.0	10.0